Offerings	Sep. 30, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Amount Registered | shares	40
Proposed Maximum Offering Price per Unit	1,000.00
Maximum Aggregate Offering Price	$ 40,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 5.90
Offering Note	Fee Rule 457(r)
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Amount Registered | shares	2,405
Proposed Maximum Offering Price per Unit	1,000.00
Maximum Aggregate Offering Price	$ 2,405,000.00
Amount of Registration Fee	$ 354.98
Offering Note	Fee Rule 457(r)